INVESTMENTS - Summary of Investment Accounted Under Equity Method of Accounting (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Current assets	$ 1,951,723		$ 2,065,208	$ 2,021,765
Current liabilities	1,917,494		1,997,078	1,813,110
Revenue	1,069,582	$ 1,190,397	3,478,743	4,570,970	$ 3,613,478
Loss from operations	94,498	53,764	(153,218)	210,536	(107,419)
Net loss	$ 2,376	$ (51,261)	(625,318)	(530,661)	$ 231,304
Leafield IMG College [Member]
Schedule of Equity Method Investments [Line Items]
Current assets			384,745	349,870
Non-current assets			1,536,246	2,375,561
Current liabilities			591,835	446,993
Non-current liabilities			1,032,042	987,105
Revenue			760,465	1,296,571
Loss from operations			25,865	(641,944)
Net loss			$ (996,216)	$ (689,052)